UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Marlin Receivables 2018-1 LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:	0001542155

Central Index Key Number of issuing entity (if applicable):	0001745933

Central Index Key Number of underwriter (if applicable):	Not applicable

Edward R. Dietz, 856-505-4458

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 6, 2018, attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLIN LEASING CORPORATION
(Depositor)

By:	/s/ Edward R. Dietz
Name:	Edward R. Dietz
Title:	Senior Vice President and General Counsel

Dated: July 10, 2018

EXHIBIT INDEX

Exhibit No.	Description

99.1	Independent Accountants’ Report, dated July 6, 2018.